EMPLOYEE BENEFIT PLANS (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. Defined Benefit Plans
Amounts recognized in accumulated other comprehensive loss (income):
Net actuarial loss	$ 368	$ 284
Prior service cost	(22)	(27)
Transition obligation	1	1
Total	347	258
Amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during the next fiscal year
Actuarial loss	21
Prior service cost	(5)
Total	16
Components of net periodic benefit cost
Service cost	23	21	20
Interest cost	44	40	41
Expected return on plan assets	(47)	(42)	(41)
Amortization of prior service cost	(4)	(5)	(5)
Amortization of actuarial loss	16	11	7
Settlement loss (gain)			2
Net periodic benefit cost	32	25	24
Non-U.S. Defined Benefit Plans
Amounts recognized in accumulated other comprehensive loss (income):
Net actuarial loss	636	513
Prior service cost	2	2
Total	638	515
Amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during the next fiscal year
Actuarial loss	28
Prior service cost	(2)
Total	26
Components of net periodic benefit cost
Service cost	44	44	43
Interest cost	110	102	102
Expected return on plan assets	(140)	(121)	(104)
Amortization of transition obligation			1
Amortization of prior service cost	(2)	(1)	(1)
Amortization of actuarial loss	21	19	33
Special termination benefits	8		2
Net periodic benefit cost	41	43	76
U.S. Other Postretirement Benefit Plans
Amounts recognized in accumulated other comprehensive loss (income):
Net actuarial loss	25	26
Prior service cost	(10)	(13)
Total	15	13
Amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during the next fiscal year
Actuarial loss	2
Prior service cost	(3)
Total	(1)
Components of net periodic benefit cost
Service cost	3	3	3
Interest cost	7	7	8
Amortization of prior service cost	(3)	(3)	(4)
Amortization of actuarial loss	2	1	1
Net periodic benefit cost	9	8	8
Non-U.S. Other Postretirement Benefit Plans
Amounts recognized in accumulated other comprehensive loss (income):
Net actuarial loss	1	1
Total	1	1
Components of net periodic benefit cost
Service cost			3
Interest cost	1
Net periodic benefit cost	$ 1		$ 3